ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)	50.00%
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and Cash Equivalents, at Carrying Value	$ 1,646,172	$ 419,305	$ 4,247,374	$ 4,331,104
Accounts Receivable, Net, Current	1,225,386	1,722,001
Prepaid Expense and Other Assets, Current	7,433,994	9,494,511
Total current assets	10,305,552	11,639,616
Property and equipment, net	2,574,081	4,085,945
Total assets	20,343,339	23,375,292
Short-term loan		1,651,880
Accounts payable	22,679,754	13,437,234
Accrued expenses and other current liabilities	21,669,131	26,345,151
Advance from customers	22,703,718	28,690,785
Amounts due to related parties	403,585	26,254,333
Income tax payable	44,100	45,199
Total current liabilities	67,500,288	96,424,582
Total liabilities	129,465,565	96,424,582
Net revenues	30,073,452	36,253,309	27,815,399
Net loss	(43,856,347)	(32,172,344)	(39,010,476)
Net cash provided by/ (used in) operating activities	(31,960,060)	(28,753,316)	(14,646,717)
Net cash used in investing activities	(586,534)	2,065,329	2,991,982
Net cash provided by financing activities	33,767,971	22,736,060	11,797,940
VIEs
Organization Consolidation And V I E Arrangements [Line Items]
Term of exclusive consulting and service agreements	10 years
Term of exclusive call option agreements	10 years
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and Cash Equivalents, at Carrying Value	1,585,091	263,160
Accounts Receivable, Net, Current	1,225,386	1,722,001
Prepaid Expense and Other Assets, Current	7,118,735	8,805,316
Total current assets	9,929,212	10,790,477
Property and equipment, net	1,589,833	2,692,457
Other Assets, Noncurrent, Total	7,463,706	7,649,731
Total noncurrent assets	9,053,539	10,342,188
Total assets	18,982,751	21,132,665
Short-term loan	0	1,651,880
Accounts payable	22,679,754	13,437,234
Accrued expenses and other current liabilities	19,770,435	24,118,536
Advance from customers	22,703,718	28,690,785
Amounts due to related parties	403,585	26,254,333
Income tax payable	44,100	45,199
Total current liabilities	65,601,592	94,197,967
Amounts due to related parties	61,715,277
Total non-current liabilities	61,715,277
Total liabilities	127,316,869	94,197,967
Net revenues	30,073,452	36,253,309	27,791,703
Net loss	(23,197,851)	(13,853,713)	(14,135,152)
Net cash provided by/ (used in) operating activities	(17,377,370)	(13,892,405)	10,959,596
Net cash used in investing activities	(420,341)	(754,917)	(1,029,900)
Net cash provided by financing activities	$ 33,235,682	$ 16,119,244	$ 5,089,533
Percentage contributed to consolidated net revenues	100.00%	100.00%	99.90%
Percentage contributed to consolidated total assets	93.30%	90.40%
Percentage contributed to consolidated total liabilities	98.30%	97.70%
Wowo BVI
Organization Consolidation And V I E Arrangements [Line Items]
Percentage of ownership	100.00%
Wowo HK
Organization Consolidation And V I E Arrangements [Line Items]
Percentage of ownership	100.00%
Wowo Shijie
Organization Consolidation And V I E Arrangements [Line Items]
Percentage of ownership	100.00%